State Street DoubleLine Short Duration Total Return Tactical ETF Expense Example - State Street DoubleLine Short Duration Total Return Tactical ETF - State Street DoubleLine Short Duration Total Return Tactical ETF
Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567